Other Non-Current Liabilities	12 Months Ended
Mar. 31, 2024
Other Liabilities Disclosure [Abstract]
Other Non-Current Liabilities

11. Other Non-Current Liabilities

Other non-current liabilities as of March 31, 2024 and 2023 consisted of the following:

	As of March 31,
	2024	2023
Provisions	$1,977	$1,576
Pension liabilities	2,194	1,071
Total other non-current liabilities	$4,171	$2,647